Long-Term Debt and Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Long-Term Debt and Financial Liabilities [Abstract]
Secured loan facilities and other financial liabilities	$ 200,508	$ 196,450
Less: Deferred financing costs	(1,485)	(1,429)
Total	199,023	195,021
Less-current portion	(21,779)	(19,216)
Long-term portion	$ 177,244	$ 175,805